Discontinued operations and assets and liabilities held for sale - Additional Information (Details) - CNY (¥)	1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 31, 2020	May 31, 2019	Mar. 31, 2020	Apr. 30, 2020	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Threshold period to dispose the NOME Business, Minihome Business, MINISO African Business and MINISO German Business		1 year
Aggregate share value of consideration	¥ 1,000		¥ 4,000	¥ 7,000
Less: Loss from discontinued operations for the year					¥ 130,045,000
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Less: Loss from discontinued operations for the year					¥ 130,045,000